Private Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 13, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Private Warrants [Line Items]
Gross proceeds		$ 8,400	$ 8,400
Private Warrant [Member]
Private Warrants [Line Items]
Share price, per share		$ 11.5	$ 11.5
Purchase price per share	$ 1		$ 1
Sponsor [Member] | IPO [Member]
Private Warrants [Line Items]
Aggregate purchase		8,400,000	8,400,000
Over-Allotment Option [Member]
Private Warrants [Line Items]
Aggregate purchase			900,000
Additional purchase share	900,000